Guarantor and Non-Guarantor Financial Information (Details 2) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	$ 733.2	$ 856.0	$ 855.8
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(1,320.5)	(101.8)	0.0
Additions to property, plant, and equipment	(247.7)	(279.5)	(206.5)
Sales and maturities of marketable securities	0.0	10.0	0.0
Proceeds from disposal of property, plant, and equipment	2.6	10.7	3.3
Equity investments in subsidiaries	0.0	0.0	0.0
Repayments from (disbursements of) intercompany loans	0.0	0.0	0.0
Other - net	(30.1)	(9.7)	17.6
Net Cash Used for Investing Activities	(1,595.7)	(370.3)	(185.6)
FINANCING ACTIVITIES
Short-term (repayments) borrowings - net	(22.4)	248.4	0.0
Proceeds from long-term debt	5,382.5	0.0	0.0
Repayments of long-term debt, including make-whole payments	(4,193.9)	(50.0)	(50.0)
Quarterly dividends paid	(254.0)	(238.0)	(222.8)
Purchase of treasury shares	(24.3)	(508.5)	(364.2)
Proceeds from stock option exercises	0.8	0.5	2.2
Investments in subsidiaries	0.0	0.0	0.0
Intercompany payable	0.0	0.0	0.0
Other - net	(25.5)	(27.9)	(6.2)
Net Cash Provided by (Used for) Financing Activities	863.2	(575.5)	(641.0)
Effect of exchange rate changes on cash	(28.6)	(13.1)	(2.5)
Net (decrease) increase in cash and cash equivalents	(27.9)	(102.9)	26.7
Cash and cash equivalents at beginning of year	153.5	256.4	229.7
Cash and Cash Equivalents at End of Year	125.6	153.5	256.4
Eliminations [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	0.0	0.0	0.0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0.0	0.0
Additions to property, plant, and equipment	0.0	0.0	0.0
Sales and maturities of marketable securities		0.0
Proceeds from disposal of property, plant, and equipment	0.0	0.0	0.0
Equity investments in subsidiaries	2,715.3	126.0	177.9
Repayments from (disbursements of) intercompany loans	287.3	273.7	466.2
Other - net	0.0	0.0	0.0
Net Cash Used for Investing Activities	3,002.6	399.7	644.1
FINANCING ACTIVITIES
Short-term (repayments) borrowings - net	0.0	0.0
Proceeds from long-term debt	0.0
Repayments of long-term debt, including make-whole payments	0.0	0.0	0.0
Quarterly dividends paid	0.0	0.0	0.0
Purchase of treasury shares	0.0	0.0	0.0
Proceeds from stock option exercises	0.0	0.0	0.0
Investments in subsidiaries	(2,715.3)	(126.0)	(177.9)
Intercompany payable	(287.3)	(273.7)	(466.2)
Other - net	0.0	0.0	0.0
Net Cash Provided by (Used for) Financing Activities	(3,002.6)	(399.7)	(644.1)
Effect of exchange rate changes on cash	0.0	0.0	0.0
Net (decrease) increase in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents at beginning of year	0.0	0.0	0.0
Cash and Cash Equivalents at End of Year	0.0	0.0	0.0
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	239.2	297.8	201.7
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(1,240.0)	0.0
Additions to property, plant, and equipment	(56.3)	(31.1)	(33.6)
Sales and maturities of marketable securities		10.0
Proceeds from disposal of property, plant, and equipment	0.0	0.0	0.0
Equity investments in subsidiaries	(2,715.3)	(108.9)	(3.7)
Repayments from (disbursements of) intercompany loans	0.0	0.0	0.0
Other - net	0.0	(3.2)	(9.5)
Net Cash Used for Investing Activities	(4,011.6)	(133.2)	(46.8)
FINANCING ACTIVITIES
Short-term (repayments) borrowings - net	(5.3)	248.4
Proceeds from long-term debt	5,382.5
Repayments of long-term debt, including make-whole payments	(1,580.8)	(50.0)	(50.0)
Quarterly dividends paid	(254.0)	(238.0)	(222.8)
Purchase of treasury shares	(24.3)	(508.5)	(364.2)
Proceeds from stock option exercises	0.8	0.5	2.2
Investments in subsidiaries	0.0	0.0	9.9
Intercompany payable	287.3	273.7	466.2
Other - net	(33.5)	8.1	3.5
Net Cash Provided by (Used for) Financing Activities	3,772.7	(265.8)	(155.2)
Effect of exchange rate changes on cash	0.0	0.0	0.0
Net (decrease) increase in cash and cash equivalents	0.3	(101.2)	(0.3)
Cash and cash equivalents at beginning of year	6.8	108.0	108.3
Cash and Cash Equivalents at End of Year	7.1	6.8	108.0
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	87.8	168.5	46.4
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0.0	0.0
Additions to property, plant, and equipment	(93.3)	(163.2)	(103.1)
Sales and maturities of marketable securities		0.0
Proceeds from disposal of property, plant, and equipment	1.1	0.6	0.1
Equity investments in subsidiaries	0.0	(17.1)	(174.2)
Repayments from (disbursements of) intercompany loans	10.2	9.3	227.4
Other - net	(5.8)	0.2	3.4
Net Cash Used for Investing Activities	(87.8)	(170.2)	(46.4)
FINANCING ACTIVITIES
Short-term (repayments) borrowings - net	0.0	0.0
Proceeds from long-term debt	0.0
Repayments of long-term debt, including make-whole payments	0.0	0.0	0.0
Quarterly dividends paid	0.0	0.0	0.0
Purchase of treasury shares	0.0	0.0	0.0
Proceeds from stock option exercises	0.0	0.0	0.0
Investments in subsidiaries	0.0	0.0	0.0
Intercompany payable	0.0	0.0	0.0
Other - net	0.0	1.7	0.0
Net Cash Provided by (Used for) Financing Activities	0.0	1.7	0.0
Effect of exchange rate changes on cash	0.0	0.0	0.0
Net (decrease) increase in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents at beginning of year	0.0	0.0	0.0
Cash and Cash Equivalents at End of Year	0.0	0.0	0.0
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	406.2	389.7	607.7
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(80.5)	(101.8)
Additions to property, plant, and equipment	(98.1)	(85.2)	(69.8)
Sales and maturities of marketable securities		0.0
Proceeds from disposal of property, plant, and equipment	1.5	10.1	3.2
Equity investments in subsidiaries	0.0	0.0	0.0
Repayments from (disbursements of) intercompany loans	(297.5)	(283.0)	(693.6)
Other - net	(24.3)	(6.7)	23.7
Net Cash Used for Investing Activities	(498.9)	(466.6)	(736.5)
FINANCING ACTIVITIES
Short-term (repayments) borrowings - net	(17.1)	0.0
Proceeds from long-term debt	0.0
Repayments of long-term debt, including make-whole payments	(2,613.1)	0.0	0.0
Quarterly dividends paid	0.0	0.0	0.0
Purchase of treasury shares	0.0	0.0	0.0
Proceeds from stock option exercises	0.0	0.0	0.0
Investments in subsidiaries	2,715.3	126.0	168.0
Intercompany payable	0.0	0.0	0.0
Other - net	8.0	(37.7)	(9.7)
Net Cash Provided by (Used for) Financing Activities	93.1	88.3	158.3
Effect of exchange rate changes on cash	(28.6)	(13.1)	(2.5)
Net (decrease) increase in cash and cash equivalents	(28.2)	(1.7)	27.0
Cash and cash equivalents at beginning of year	146.7	148.4	121.4
Cash and Cash Equivalents at End of Year	$ 118.5	$ 146.7	$ 148.4